Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 57.22%
Communication Services - 5.35%
Alphabet, Inc., Class A*# 4,200 $ 549,612
Alphabet, Inc., Class C*# 4,200 553,770
AT&T, Inc. 1,740 26,135
Comcast Corp., Class A 600 26,604
Electronic Arts, Inc.# 1,900 228,760
Meta Platforms, Inc.,
Class A* 400 120,084
Omnicom Group, Inc. 600 44,688
Verizon Communications,
Inc. 900 29,169
Walt Disney Co. (The)* 565 45,793
Warner Bros Discovery,
Inc.* 541 5,875
1,630,490
Consumer Discretionary - 5.88%
Amazon.com, Inc.*# 5,200 661,024
AutoZone, Inc.* 100 253,999
eBay, Inc. 500 22,045
Ford Motor Co. 1,750 21,735
General Motors Co.# 700 23,079
McDonald's Corp.# 1,800 474,192
NIKE, Inc., Class B# 600 57,372
Ross Stores, Inc. 500 56,475
Starbucks Corp.# 400 36,508
Tesla, Inc.* 600 150,132
Yum! Brands, Inc. 300 37,482
1,794,043
Consumer Staples - 4.74%
Archer-Daniels-Midland
Co. 400 30,168
Coca-Cola Co. (The) 1,700 95,166
Colgate-Palmolive Co. 400 28,444
Constellation Brands, Inc.,
Class A# 500 125,665
Costco Wholesale Corp.# 400 225,984
Dollar General Corp. 300 31,740
General Mills, Inc. 500 31,995
J M Smucker Co. (The) 200 24,582
Kellanova# 1,000 59,510
Kimberly-Clark Corp. 600 72,510
Kroger Co. (The) 800 35,800
Lamb Weston Holdings,
Inc.# 300 27,738
Mondelez International,
Inc., Class A 700 48,580
PepsiCo, Inc.# 2,500 423,600
Procter & Gamble Co.
(The) 600 87,516
Target Corp. 300 33,171
Industry Company Shares Value
Consumer Staples (continued)
Walmart, Inc.# 400 $ 63,972
1,446,141
Energy - 8.14%
APA Corp.# 7,000 287,700
Cheniere Energy, Inc.# 2,000 331,920
Chevron Corp.# 798 134,559
ConocoPhillips# 587 70,322
EOG Resources, Inc.# 500 63,380
Exxon Mobil Corp.# 900 105,822
Kinder Morgan, Inc. 400 6,632
Marathon Petroleum
Corp.# 3,500 529,690
Occidental Petroleum
Corp.# 7,260 471,029
Phillips 66 593 71,249
Pioneer Natural Resources
Co. 25 5,739
Schlumberger NV 600 34,980
Valero Energy Corp.# 2,600 368,446
2,481,468
Financials - 6.23%
American Express Co.# 300 44,757
Aon PLC, Class A 200 64,844
Bank of America Corp. 1,700 46,546
Berkshire Hathaway, Inc.,
Class B*# 710 248,713
BlackRock, Inc. 100 64,649
Capital One Financial
Corp.# 200 19,410
Charles Schwab Corp.
(The) 800 43,920
Chubb, Ltd. 261 54,335
Citigroup, Inc. 810 33,315
CME Group, Inc.# 600 120,132
Comerica, Inc. 300 12,465
Goldman Sachs Group,
Inc. (The) 200 64,714
Huntington Bancshares,
Inc. 400 4,160
JPMorgan Chase & Co. 1,000 145,020
KeyCorp. 400 4,304
Marsh & McLennan Cos.,
Inc. 400 76,120
Mastercard, Inc., Class A# 600 237,546
Morgan Stanley# 800 65,336
PayPal Holdings, Inc.* 400 23,384
PNC Financial Services
Group, Inc. (The) 200 24,554
Progressive Corp. (The) 420 58,506

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
Quarterly Report | September 30, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
S&P Global, Inc. 400 $ 146,164
T Rowe Price Group, Inc. 100 10,487
Truist Financial Corp. 300 8,583
U.S. Bancorp 1,900 62,814
Visa, Inc., Class A# 600 138,006
Wells Fargo & Co. 1,871 76,449
1,899,233
Health Care - 6.69%
Abbott Laboratories 700 67,795
AbbVie, Inc.# 1,859 277,102
Amgen, Inc.# 500 134,380
Baxter International, Inc. 300 11,322
Becton Dickinson & Co. 173 44,726
Biogen, Inc.* 200 51,402
Bristol-Myers Squibb Co. 1,079 62,625
Cigna Group (The) 299 85,535
CVS Health Corp. 400 27,928
Danaher Corp. 200 49,620
DaVita, Inc.*# 100 9,453
Elevance Health, Inc. 200 87,084
Embecta Corp. 34 512
Exact Sciences Corp.*# 200 13,644
Gilead Sciences, Inc. 400 29,976
Johnson & Johnson 800 124,600
Medtronic PLC 400 31,344
Merck & Co., Inc. 1,700 175,015
Pfizer, Inc. 1,700 56,389
Stryker Corp. 160 43,723
Thermo Fisher Scientific,
Inc.# 500 253,085
UnitedHealth Group, Inc.# 800 403,352
2,040,612
Industrials - 3.64%
3M Co. 500 46,810
Automatic Data
Processing, Inc. 50 12,029
Carrier Global Corp. 540 29,808
Delta Air Lines, Inc.# 1,300 48,100
Emerson Electric Co. 400 38,628
FedEx Corp.# 600 158,952
Honeywell International,
Inc. 600 110,844
Ingersoll Rand, Inc. 16 1,020
Johnson Controls
International PLC 454 24,157
L3Harris Technologies, Inc. 100 17,412
Lockheed Martin Corp. 270 110,419
Industry Company Shares Value
Industrials (continued)
Northrop Grumman
Corp.# 400 $ 176,076
Otis Worldwide Corp. 270 21,684
RTX Corp. 1,240 89,243
Trane Technologies PLC 200 40,582
Union Pacific Corp. 300 61,089
United Parcel Service, Inc.,
Class B 300 46,761
Waste Management, Inc. 500 76,220
1,109,834
Information Technology - 13.71%
Accenture PLC, Class A 200 61,422
Adobe, Inc.*# 600 305,940
Analog Devices, Inc. 200 35,018
Apple, Inc.# 6,400 1,095,744
Applied Materials, Inc.# 1,100 152,295
Broadcom, Inc. 210 174,422
Cisco Systems, Inc. 2,000 107,520
Cognizant Technology
Solutions Corp.,
Class A# 700 47,418
Dropbox, Inc., Class A*# 4,000 108,920
HP, Inc. 2,000 51,400
Intel Corp.# 1,400 49,770
International Business
Machines Corp. 200 28,060
Intuit, Inc. 200 102,188
Juniper Networks, Inc. 600 16,674
Micron Technology, Inc.# 2,100 142,863
Microsoft Corp.# 3,100 978,825
NVIDIA Corp.# 500 217,495
Oracle Corp.# 860 91,091
QUALCOMM, Inc.# 1,800 199,908
Salesforce, Inc.*# 700 141,946
Texas Instruments, Inc. 470 74,735
4,183,654
Materials - 1.44%
Corteva, Inc. 33 1,688
Dow, Inc. 333 17,170
DuPont de Nemours, Inc. 400 29,836
Ecolab, Inc. 200 33,880
Freeport-McMoRan, Inc. 1,600 59,664
Linde PLC 300 111,705
Sherwin-Williams Co.
(The) 100 25,505
Steel Dynamics, Inc.# 1,500 160,830
440,278

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2023
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate - 0.69%
American Tower Corp. 300 $ 49,335
Crown Castle, Inc.# 500 46,015
Equinix, Inc. 40 29,050
Prologis, Inc. 250 28,052
Public Storage 100 26,352
SBA Communications
Corp. 50 10,009
Welltower, Inc. 200 16,384
Weyerhaeuser Co. 200 6,132
211,329
Utilities - 0.71%
American Electric Power
Co., Inc. 400 30,088
Dominion Energy, Inc. 420 18,761
Duke Energy Corp. 383 33,804
NextEra Energy, Inc. 1,300 74,477
Sempra 660 44,900
Xcel Energy, Inc. 240 13,733
215,763
TOTAL COMMON STOCKS - 57.22% 17,452,845
(Cost $9,503,584)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 32.67%
U.S. Treasury Bills
- 32.67%
10/05/2023 5.300% $ 4,000,000 3,998,245
10/26/2023 5.341% 2,000,000 1,992,971
11/24/2023 5.373% 1,000,000 992,201
11/09/2023 5.362% 3,000,000 2,983,243
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 32.67% 9,966,660
(Cost $9,963,752)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 7.11%
Fidelity Investments Money
Market Government
Portfolio Class I 5.23% 2,170,425
$ 2,170,425
TOTAL MONEY MARKET FUND - 7.11% 2,170,425
(Cost $2,170,425)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.00% 29,589,930
(Cost $21,637,761 )
Value
WRITTEN OPTIONS
- (1.95%)
TOTAL WRITTEN OPTIONS - (1.95%) $ (595,714)
(Premiums Received $(645,345))
TOTAL INVESTMENTS
-
95.05%
$ 28,994,216
(Cost $20,992,416)
Other Assets in Excess of Liabilities - 4.95% 1,511,558
NET ASSETS - 100.00% $ 30,505,774
# Security subject to call or put option written by the Fund.
* Non-income producing security.
(a) Rate represents the annualized effective yield at purchase.
^ Rate disclosed as of September 30, 2023.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (1.00%)
Adobe, Inc. 7 $ (356,930) $ 500.00
12/15/23
$ (16,380)
Akamai Technologies, Inc. 25 (4,250) 100.00
11/17/23
(4,250)
Akamai Technologies, Inc. 5 (850) 105.00
01/19/24
(2,255)
American Express Co. 5 (74,595) 150.00
01/19/24
(4,050)
American International Group, Inc. 30 (3,300) 60.00
10/20/23
(3,300)
Ameriprise Financial, Inc. 10 (16,750) 340.00
12/15/23
(20,100)
Capital One Financial Corp. 15 (145,575) 95.00
01/19/24
(9,000)
Caterpillar, Inc. 11 (11,737) 270.00
11/17/23
(11,737)
CF Industries Holdings, Inc. 20 (9,000) 82.50
01/19/24
(9,000)
ConocoPhillips 20 (239,600) 115.00
11/17/23
(5,900)
DaVita, Inc. 15 (141,795) 97.50
12/15/23
(10,050)
DaVita, Inc. 10 (94,530) 100.00
12/15/23
(8,600)
Delta Air Lines, Inc. 32 (118,400) 39.00
12/15/23
(10,400)
Expedia Group, Inc. 15 (11,205) 110.00
10/20/23
(11,205)
Expedia Group, Inc. 13 (9,711) 115.00
10/20/23
(16,055)
General Motors Co. 40 (131,880) 33.00
12/15/23
(7,960)
Halliburton Co. 60 (19,200) 41.00
01/19/24
(19,200)
Hershey Co. (The) 13 (25,480) 220.00
11/17/23
(25,480)
Jabil, Inc. 25 (1,500) 110.00
12/15/23
(3,250)
Jabil, Inc. 10 (600) 100.00
12/15/23
(600)
Microsoft Corp. 9 (284,175) 315.00
12/15/23
(12,060)
Nucor Corp. 20 (12,820) 160.00
10/20/23
(12,820)
NVIDIA Corp. 7 (304,493) 400.00
11/17/23
(7,224)
NVIDIA Corp. 5 (217,495) 430.00
11/17/23
(10,650)
PulteGroup, Inc. 5 (2,150) 72.50
01/19/24
(2,150)
Range Resources Corp. 40 (7,600) 31.00
01/19/24
(8,000)
United Rentals, Inc. 5 (12,450) 440.00
12/15/23
(12,450)
UnitedHealth Group, Inc. 7 (352,933) 470.00
12/15/23
(5,495)
Vertiv Holdings Co. 70 (24,500) 37.50
12/15/23
(24,500)
Walmart, Inc. 23 (367,839) 160.00
12/15/23
(10,925)
Total Exchange Traded Put Options Written (Premiums Received $(315,770))
$ (305,046)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (0.95%)
AbbVie, Inc. 6 $ (89,436) $ 150.00
11/17/23
$ (2,400)
Adobe, Inc. 2 (101,980) 520.00
01/19/24
(6,910)
Alphabet, Inc., Class A 20 (261,720) 140.00
12/15/23
(7,400)
Alphabet, Inc., Class C 10 (131,850) 135.00
12/15/23
(6,280)
Amazon.com, Inc. 18 (228,816) 130.00
12/15/23
(13,500)
Amgen, Inc. 2 (53,752) 260.00
10/20/23
(2,240)
APA Corp. 70 (287,700) 40.00
10/20/23
(14,980)
Apple, Inc. 25 (428,025) 175.00
12/15/23
(16,750)
Applied Materials, Inc. 4 (55,380) 150.00
12/15/23
(2,020)
Berkshire Hathaway, Inc., Class B 2 (70,060) 360.00
11/17/23
(1,048)
Cheniere Energy, Inc. 20 (331,920) 170.00
12/15/23
(14,300)
Chevron Corp. 3 (50,586) 170.00
12/15/23
(1,905)
CME Group, Inc. 6 (120,132) 210.00
12/15/23
(2,040)
Cognizant Technology Solutions Corp., Class A 3 (20,322) 67.50
10/20/23
(480)
Constellation Brands, Inc., Class A 2 (50,266) 265.00
01/19/24
(1,460)
Costco Wholesale Corp. 2 (112,992) 565.00
01/19/24
(5,420)
Crown Castle, Inc. 2 (18,406) 100.00
01/19/24
(470)
Delta Air Lines, Inc. 13 (48,100) 38.00
12/15/23
(2,626)
Dropbox, Inc., Class A 40 (108,920) 27.00
01/19/24
(8,600)
Electronic Arts, Inc. 13 (156,520) 120.00
12/15/23
(7,930)
Electronic Arts, Inc. 6 (72,240) 125.00
09/29/23
(120)
EOG Resources, Inc. 2 (25,352) 125.00
12/15/23
(1,700)
Exact Sciences Corp. 2 (13,644) 77.50
01/19/24
(800)
Exxon Mobil Corp. 3 (35,274) 120.00
01/19/24
(1,740)
FedEx Corp. 2 (52,984) 260.00
10/20/23
(1,810)
Intel Corp. 6 (21,330) 35.00
10/20/23
(918)
Kellanova 5 (29,755) 60.00
12/15/23
(1,200)
Kellanova 5 (29,755) 62.50
12/15/23
(585)
Lamb Weston Holdings, Inc. 3 (27,738) 100.00
01/19/24
(960)
Marathon Petroleum Corp. 16 (242,144) 160.00
01/19/24
(10,320)
Marathon Petroleum Corp. 11 (166,474) 145.00
11/17/23
(12,980)
Mastercard, Inc., Class A 2 (79,182) 390.00
10/20/23
(2,340)
McDonald's Corp. 8 (210,752) 280.00
12/15/23
(1,936)
McDonald's Corp. 5 (131,720) 270.00
01/19/24
(3,885)
Micron Technology, Inc. 7 (47,621) 62.50
10/20/23
(4,375)
Microsoft Corp. 9 (284,175) 315.00
12/15/23
(16,290)
Morgan Stanley 3 (24,501) 85.00
11/17/23
(486)
NIKE, Inc., Class B 3 (28,686) 92.50
01/19/24
(2,475)
Northrop Grumman Corp. 2 (88,038) 445.00
11/17/23
(2,920)
NVIDIA Corp. 2 (86,998) 430.00
01/19/24
(9,782)
Occidental Petroleum Corp. 69 (447,672) 65.00
12/15/23
(27,117)
Oracle Corp. 3 (31,776) 105.00
01/19/24
(2,256)
PepsiCo, Inc. 16 (271,104) 180.00
01/19/24
(4,064)
PepsiCo, Inc. 3 (50,832) 180.00
11/17/23
(309)
QUALCOMM, Inc. 6 (66,636) 110.00
01/19/24
(5,580)
Salesforce, Inc. 3 (60,834) 210.00
01/19/24
(3,525)
Starbucks Corp. 2 (18,254) 95.00
01/19/24
(710)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | September 30, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Steel Dynamics, Inc. 15 $ (160,830) $ 100.00
01/19/24
$ (18,630)
Thermo Fisher Scientific, Inc. 2 (101,234) 510.00
12/15/23
(4,700)
UnitedHealth Group, Inc. 3 (151,257) 510.00
12/15/23
(5,820)
Valero Energy Corp. 22 (311,762) 140.00
12/15/23
(21,120)
Visa, Inc., Class A 2 (46,002) 250.00
12/15/23
(456)
Total Exchange Traded Call Options Written (Premiums Received $(329,575))
$ (290,668)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2023 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 17,452,845 $ – $ – $ 17,452,845
U.S. Government Obligations – 9,966,660 – 9,966,660
Money Market Fund 2,170,425 – – 2,170,425
TOTAL
$19,623,270 $9,966,660 $– $29,589,930
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2 Significant
Observable Inputs
Level 3 Significant
Unobservable Inputs Total
Written Options $ (510,089) $ (85,625) $ – $ (595,714)
TOTAL
$(510,089) $(85,625) $– $(595,714)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.